Members Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Members Equity

(9) Members Equity

On February 11, 2013, JCH and TMG. (the “Initial Members”) of Stabilis Energy, LLC entered into a Company Agreement of Stabilis Energy, LLC (“the Agreement”) in order to regulate the Company’s affairs, conduct its business and establish the relations of its members. Under the Agreement, the Company was authorized to issue up to 1,000 membership interests.

On February 11, 2013, the Company issued 1,000 membership units ($1 par value) to the Initial Members in proportion to their respective equal ownership interests, receiving $1,000 of capital contributions. The net income, net loss or capital gains of the Company for each fiscal year is allocated to the Initial Members, pro rata in accordance with their percentage interest.

The Initial Members may authorize the creation of one or more series of members and membership interests and, additionally, may authorize the division of existing members and membership interests into series and the division of any existing or new series into two or more classes. On September 1, 2015, CFH purchased all of TMG’s membership interest in Stabilis Energy, LLC.

On February 28, 2017, JCH acquired an 80% controlling membership interest in PEG. On March 1, 2018, JCH assigned its membership interest in PEG to the Company. The acquisition was accounted for as a transaction between entities under common control and the assets and the liabilities of PEG were transferred to the Company at their historic cost to JCH and consolidated accordingly. All assets and liabilities associated with the transfer are included in the accompanying consolidated balance sheets along with non-controlling interest included in members’ equity in the amount of $1.6 million, representing a 20% membership interest in PEG held by three individuals.

On November 28, 2018, JCH, CFH, TMG and the Crenshaw’s entered into a two-step Contribution and Exchange Agreement to form LNG Investment and restructure the capitalization of the Company which resulted in the following transactions.

On November 29, 2018, the Company contributed its two notes receivable due from its chief operating officer, totaling $500 thousand as partial settlement of its outstanding indebtedness to JCH. The aggregate net carrying amount settled was $500 thousand.

On November 30, 2018, JCH and CFH, the sole members of the Company, each contributed 500 membership units in the Company having a carrying amount of $10.0 million to LNG Investment in exchange for 1,000 Class B units having a carrying amount of $10.0 million in LNG Investment. An aggregate of 2,000 Class B units were issued by LNG Investment to the Company having a carrying amount of $20.0 million. The contribution and exchange of units resulted in the Company becoming a wholly owned subsidiary of LNG Investment. Subsequently, JCH, CFH, TMG and the Crenshaw’s, the related party creditors of the Company and holders of an aggregate net carrying amount of $48.7 million of indebtedness, each contributed their individual indebtedness to LNG Investment in exchange for Class A units in proportion to their percentage of indebtedness in total. An aggregate of 4,874.28 Class A units were issued by LNG Investment to the related party creditors of the Company having a carrying amount of $48.7 million.

On December 17, 2018, the Company entered into a definitive share exchange agreement with American Electric Technologies, Inc. (“AETI”) to enter into a business combination transaction. At the closing, the Company’s owners will contribute 100% of their outstanding membership units to AETI in exchange for AETI common stock resulting in the Company and its subsidiaries becoming a wholly-owned subsidiary of AETI.

On July 26, 2019 (the “Effective Date”), we completed the business combination transaction (the “Share Exchange”) by which American Electric Technologies, Inc., a Florida corporation (“American Electric”) acquired 100% of the outstanding limited liability company interests of Stabilis Energy, LLC from LNG Investment Company, LLC, a Texas limited liability company (“Holdings”) and 20% of the outstanding limited liability company interests of PEG Partners, LLC, a Delaware limited liability company (“PEG”) from AEGIS NG LLC, a Texas limited liability company (“AEGIS”). The remaining 80% of the outstanding limited liability company interests of PEG were owned directly by Stabilis Energy, LLC. As a result, Stabilis Energy, LLC became the 100% directly-owned subsidiary and Prometheus became the 100% indirectly-owned subsidiary of American Electric. Under the Share Exchange Agreement entered into on December 17, 2018 and amended on May 8, 2019, (as amended, the “Share Exchange Agreement”), American Electric issued 105,558,606 shares of common stock to acquire Stabilis Energy, LLC, which represented 90% of the total amount of the common stock of American Electric which was issued and outstanding as of the Effective Date. The proposed transaction was approved by the shareholders of American Electric at a Special Meeting of Stockholders. The transaction closed on July 26, 2019. The Share Exchange resulted in a change of control of American Electric to control by Casey Crenshaw by virtue of his beneficial ownership of 88.4% of the common stock of American Electric to be outstanding as of the Effective Date.

(11) Members Equity

On February 11, 2013, JCH and TMG. (the “Initial Members”) of Stabilis Energy, LLC entered into a Company Agreement of Stabilis Energy, LLC (“the Agreement”) in order to regulate the Company’s affairs, conduct its business and establish the relations of its members. Under the Agreement, the Company was authorized to issue up to 1,000 membership interests.

On February 11, 2013, the Company issued 1,000 membership units ($1 par value) to the Initial Members in proportion to their respective equal ownership interests, receiving $1,000 of capital contributions. The net income, net loss or capital gains of the Company for each fiscal year is allocated to the Initial Members, pro rata in accordance with their percentage interest.

The Initial Members may authorize the creation of one or more series of members and membership interests and, additionally, may authorize the division of existing members and membership interests into series and the division of any existing or new series into two or more classes. On September 1, 2015, CFH purchased all of TMG’s membership interest in Stabilis Energy, LLC.

On February 28, 2017, JCH acquired an 80% controlling membership interest in PEG as further described in Note (4) Acquisition of PEG Partners, LLC. On March 1, 2018, JCH assigned its membership interest in PEG to the Company. The acquisition was accounted for as a transaction between entities under common control and the assets and the liabilities of PEG were transferred to the Company at their historic cost to JCH and consolidated accordingly. All assets and liabilities associated with the transfer are included in the accompanying consolidated balance sheets along with non-controlling interest included in members’ equity in the amount of $1.6 million, representing a 20% membership interest in PEG held by three individuals.

On November 28, 2018, JCH, CFH, TMG and the Crenshaw’s entered into a two-step Contribution and Exchange Agreement to form LNG Investment and restructure the capitalization of the Company which resulted in the following transactions.

On November 29, 2018, the Company contributed its two notes receivable due from its chief operating officer, totaling $500 thousand as partial settlement of its outstanding indebtedness to JCH. The aggregate net carrying amount settled was $500 thousand.

On November 30, 2018, JCH and CFH, the sole members of the Company, each contributed 500 membership units in the Company having a carrying amount of $10.0 million to LNG Investment in exchange for 1,000 Class B units having a carrying amount of $10.0 million in LNG Investment. An aggregate of 2,000 Class B units were issued by LNG Investment to the Company having a carrying amount of $20.0 million. The contribution and exchange of units resulted in the Company becoming a wholly owned subsidiary of LNG Investment. Subsequently, JCH, CFH, TMG and the Crenshaw’s, the related party creditors of the Company and holders of an aggregate net carrying amount of $48.7 million of indebtedness, each contributed their individual indebtedness to LNG Investment in exchange for Class A units in proportion to their percentage of indebtedness in total. An aggregate of 4,874.28 Class A units were issued by LNG Investment to the related party creditors of the Company having a carrying amount of $48.7 million.

On December 17, 2018, the Company entered into a definitive share exchange agreement with American Electric Technologies, Inc. (“AETI”) to enter into a business combination transaction. At the closing, the Company’s owners will contribute 100% of their outstanding membership units to AETI in exchange for AETI common stock resulting in the Company and its subsidiaries becoming a wholly-owned subsidiary of AETI. The proposed transaction has been approved by the board of directors of AETI and the Company’s owners, and will be submitted to the shareholders of AETI for approval of the issuance of AETI common stock in connection with the transaction and other transaction-related matters at a Special Meeting of Shareholders. The transaction is expected to close during the second quarter of 2019, subject to customary closing conditions. The Share Exchange Agreement contains certain termination rights for each owner, including in the event that (i) the Share Exchange is not consummated on or before June 30, 2019, and (ii) the requisite approval of the stockholders of AETI to the issuance of shares in the Share Exchange or the related amendments to AETI’s articles of incorporation is not obtained.